SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 583,860	$ 631,619
Share-based payments	27,118	32,401
Post-employment benefits	52,114	33,608
Employee benefits expenses	$ 663,092	$ 697,628